Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2024
VIP FundsManager 85% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.68%
Past 5 years	11.26%
Past 10 years	7.88%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0903
Average Annual Return:
Past 1 year	19.38%
Past 5 years	11.04%
Past 10 years	8.17%